Schedule of changes in CRC (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Crc Transferred To Paran State Government
Changes in CRC, beginning	R$ 1,392,624	R$ 1,350,685
Interest	52,234	80,788
Monetary variations	201,756	261,176
Amortizations	(1,646,614)	(300,025)
Changes in CRC, ending		R$ 1,392,624
Changes in CRC, current	287,789
Changes in CRC, noncurrent	R$ 1,104,835